UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23902

Investment Company Act file number

Niagara Income Opportunities Fund
(Exact name of registrant as specified in charter)

3550 Lenox Road NE, Suite 2550
Atlanta, GA 30326
(Address of principal executive offices) (Zip code)

Liquid Strategies, LLC

3550 Lenox Road NE, Suite 2550
Atlanta, GA 30326
(Name and address of agent for service)

770-350-8700

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Niagara Income Opportunities Fund

SEMI-ANNUAL REPORT

September 30, 2025

(Unaudited)

Niagara Income Opportunities Fund Table of Contents (Unaudited)

Niagara Income Opportunities Fund Schedule of Investments September 30, 2025 (Unaudited)
	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN PRIVATE INVESTMENT VEHICLES — 38.4%
Partnerships
Consumer Lending
HFSA, LLC (c)	12,175	1/5/2024	$12,175,000	$12,565,501	9.6%
Direct Lending
Monroe Capital Income Plus Corp (c)	126,953	3/8/2024	1,300,000	1,334,037	1.0
Nuveen Churchill Private Capital Income Fund – Class I (c)	91,089	2/29/2024	2,250,000	2,263,324	1.7
Litigation Finance
EAJF Leveraged Feeder LP (b)(c)		3/1/2024	6,400,000	7,343,610	5.6
Virage Opportunity Fund LP (b)(c)		11/15/2024	404,986	404,986	0.3
Real Estate Debt
Oak Institutional Credit Solutions, LLC (b)(c)		3/5/2024	4,600,000	4,725,143	3.6
Revere Tactical Opportunities Fund IV (b)(c)		5/1/2025	2,000,000	2,081,686	1.6
Tailor Ridge Real Estate Lending Fund LP (b)(c)		9/2/2025	3,000,000	3,029,796	2.3
Specialty Finance
Aero Capital Solutions Fund IV LP (b)(c)		2/7/2025	689,862	777,508	0.6
BasePoint Income Solutions Evergreen Fund LP (b)(c)		9/30/2025	1,750,000	1,750,000	1.3
Bay Point Capital Partners II, LP (b)(c)		7/31/2025	285,793	289,976	0.2
Coromandel Credit Income Evergreen Fund LP (b)(c)		8/4/2025	9,500,000	9,718,889	7.4
Delgatto Diamond Finance Fund LP (b)(c)		7/2/2024	700,000	777,742	0.5
Revere Specialty Finance Fund LP (b)(c)		3/1/2024	3,475,000	3,651,957	2.7
Total Investment in Partnerships			48,530,641	50,714,155	38.4

Total Investment in Private Investment Vehicles				50,714,155	38.4

INVESTMENTS IN LOANS — 38.4%
Senior Secured Debt
Asset Backed Lending
ASSIL, 03/10/2026, 1.15% (a)(e)(f)		9/10/2025	1,500,000	1,500,000	1.1
Coromandel LS 14 LLC - 03/01/2027, 13.24%, SOFR + 9.00% (a)(d)		8/4/2025	2,823,413	2,823,413	2.2
Coromandel LS 15 LLC - 03/08/2027, 13.24%, SOFR + 9.00% (a)(d)		8/8/2025	200,000	200,000	0.2
Coromandel LS 16 LLC - 04/15/2027, 13.24%, SOFR + 9.00% (a)(d)		9/15/2025	1,000,000	1,000,000	0.8
CRWD Specialty Finance LLC, 11/15/2025, 18.00% (a)(e)		5/17/2024	1,800,000	1,800,000	1.4
YAFA, 03/27/2026, 1.15% (a)(e)(f)		9/26/2025	500,000	500,000	0.4
Direct Lending
CA CO SPV, LLC, 6/30/2027, 12.00% (a)		7/3/2024	4,850,000	4,850,000	3.7
CA Credit SPV, LLC, 06/30/2027, 12.50% (a)		6/6/2024	2,000,000	2,000,000	1.5
IVY Auto 1, 12/24/2025, 13.50% (a)		10/25/2024	500,000	500,000	0.4
IVY Auto 2, 01/07/2026, 13.50% (a)		11/8/2024	300,000	300,000	0.2
IVY Auto 3, 04/19/2026, 13.50% (a)		2/20/2025	250,000	250,000	0.2
IVY Auto 4, 07/07/2026, 13.50% (a)		5/9/2025	500,000	500,000	0.4
IVY Auto 5, 07/20/2026, 13.50% (a)		5/21/2025	500,000	500,000	0.4
IVY Auto 6, 08/10/2026, 13.50% (a)		6/11/2025	250,000	250,000	0.2
RIM SPV, LLC, 09/30/2028, 14.00% (a)		2/21/2025	5,950,000	5,950,000	4.6
Litigation Finance
Virage Opportunity Fund Credit Facility, 12/20/2028, 18.25% (a)		12/20/2024	1,874,914	1,874,914	1.4
Total Investment in Senior Secured Debt			24,798,327	24,798,327	19.1

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund Schedule of Investments September 30, 2025 (Unaudited) (Continued)
	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
Senior Unsecured Debt
Asset Backed Lending
Altriarch Specialty Finance SPV II, LLC, 8.00%, 12/31/2025 (a)(f)		4/1/2024	$8,300,000	$8,300,000	6.4%
Specialty Finance
IVY Battery, LLC 1, 04/22/2026, 12.25% (a)		2/22/2024	1,750,000	1,750,000	1.3
IVY Battery, LLC 2, 05/18/2026, 12.25% (a)		3/19/2024	250,000	250,000	0.2
IVY Battery, LLC 3, 05/31/2026, 12.25% (a)		4/1/2024	300,000	300,000	0.2
IVY Battery, LLC 4, 06/25/2026, 12.25% (a)		4/26/2024	500,000	500,000	0.4
IVY Battery, LLC 5, 07/27/2026, 12.25% (a)		5/28/2024	600,000	600,000	0.5
IVY Battery, LLC 6, 08/03/2026, 12.25% (a)		6/4/2024	700,000	700,000	0.5
IVY Battery, LLC 7, 08/06/2026, 12.25% (a)		6/7/2024	500,000	500,000	0.4
IVY Battery, LLC 8, 10/19/2025, 12.25% (a)		8/20/2024	400,000	400,000	0.3
IVY Battery, LLC 9, 02/03/2026, 12.25% (a)		12/6/2024	500,000	500,000	0.4
IVY Battery, LLC 10, 07/01/2026, 12.25% (a)		5/2/2025	750,000	750,000	0.6
IVY Battery, LLC 11, 07/08/2026, 12.25% (a)		5/9/2025	500,000	500,000	0.4
IVY Battery, LLC 12, 07/20/2026, 12.25% (a)		5/21/2025	500,000	500,000	0.4
IVY Battery, LLC 13, 06/10/2026, 12.25% (a)		6/11/2025	600,000	600,000	0.5
IVY Battery, LLC 14, 11/14/2026, 12.25% (a)		9/15/2025	1,000,000	1,000,000	0.8
IVY Iron, 01/03/2026, 13.50% (a)		11/4/2024	500,000	500,000	0.4
Total Investment in Senior Unsecured Debt			17,650,000	17,650,000	13.7

Subordinated Debt
Asset Backed Lending
PFF LLC 1, 06/18/2026, 12.11% (a)		12/18/2024	1,762,500	1,762,500	1.3
PFF LLC 2, 12/18/2026, 12.61% (a)		12/18/2024	1,762,500	1,762,500	1.3
PFF LLC 3, 12/13/2026, 12.49% (a)		12/13/2024	500,000	500,000	0.4
PFF LLC 4, 08/20/2026, 12.28% (a)		2/20/2025	300,000	300,000	0.2
PFF LLC 5, 05/09/2026, 11.63% (a)		5/9/2025	500,000	500,000	0.4
PFF LLC 6, 05/21/2027, 12.25% (a)		5/21/2025	500,000	500,000	0.4
PFF LLC 7, 01/25/2026, 11.16% (a)		7/25/2025	500,000	500,000	0.4
PFF LLC 8, 02/15/2027, 11.97% (a)		8/15/2025	750,000	750,000	0.6
PFF LLC 9, 02/15/2026, 11.47% (a)		8/15/2025	750,000	750,000	0.6
Total Investment in Subordinated Debt			7,325,000	7,325,000	5.6

Total Investment in Loans				49,773,327	38.4
INVESTMENTS IN LOAN PARTICIPATION — 5.3%
Preferred Equity
Real Estate
Revere Capital Los Alamos MF LLC, 10.20% (a)(e)(f)		6/27/2024	3,100,000	3,100,000	2.4
Total Investment in Preferred Equity			3,100,000	3,100,000	2.4

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund Schedule of Investments September 30, 2025 (Unaudited) (Continued)
	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
Senior Secured Debt
Asset Backed Lending
Coromandel LS LLC Beta Corp, 06/30/2028, 14.19%, SOFR + 9.95% (a)(d)		4/29/2025	$1,006,250	$1,006,250	0.8%
Coromandel LS LLC Beta SPV, 06/30/2028, 14.19%, SOFR + 9.95% (a)(d)		4/29/2025	743,750	743,750	0.6
Consumer Lending
Revere BCF Funding, LLC, 03/01/2029, 15.54%, SOFR + 11.30% (a)(d)(e)(f)		2/23/2024	500,000	500,000	0.4
Total Investment in Senior Secured Debt			2,250,000	2,250,000	1.8

Portfolio of Loans
Real Estate
Revere UPL Participation, 06/01/2025 (a)(c)(e)(f)		4/25/2025	1,500,000	1,500,000	1.1
Total Investment in Portfolio of Loans			1,500,000	1,500,000	1.1

Total Investment in Loan Participation				6,850,000	5.3

INVESTMENTS IN PROFIT SHARE INTEREST — 5.0%
Unsecured Equity in Credit Enhancement
Consumer Lending
Winston Legal Capital LLC, 15.54% (a)(f)		2/28/2025	1,500,000	1,500,000	1.1
Total Investment in Unsecured Equity in Credit Enhancement			1,500,000	1,500,000	1.1

Asset Purchase and Sale Agreement
Asset Backed Lending
Bijan & Co, Inc, 03/10/2026, 1.15% monthly profit share interest (a)(e)(f)		9/10/2024	225,000	225,000	0.2
BR Diamonds, 02/28/2026, 1.15% monthly profit share interest (a)(e)(f)		8/28/2025	162,500	162,500	0.1
LuxTech Geneva SA 2, 10/28/2025, 1.15% monthly profit share interest (a)(e)(f)		10/25/2024	25,000	25,000	0.0
LuxTech Geneva SA 3, 12/12/2025, 1.15% monthly profit share interest (a)(e)(f)		12/11/2024	120,000	120,000	0.1
PGA Mastermind, LLC, 02/12/2026, 1.15% monthly profit share interest (a)(e)(f)		2/11/2025	750,000	750,000	0.6
Rio Diamond 3, 01/22/2026, 1.15% monthly profit share interest (a)(e)(f)		7/21/2025	650,000	650,000	0.5
Rio Diamond 4, 03/24/2026, 1.15% monthly profit share interest (a)(e)(f)		9/24/2025	150,000	150,000	0.1
Rio Diamond, 10/02/2025, 1.15% monthly profit share interest (a)(e)(f)		4/4/2025	300,000	300,000	0.2
Safdico Botswana Ltd, 11/08/2025, 1.15% monthly profit share interest (a)(e)(f)		10/31/2024	1,075,000	1,075,000	0.8
SD Diamonds 2, 03/04/2026, 1.15% monthly profit share interest (a)(e)(f)		9/4/2025	310,000	310,000	0.2
Wrista 2, 12/18/2025, 1.15% monthly profit share interest (a)(e)(f)		6/18/2025	1,000,000	1,000,000	0.8
Zoya 2, 02/04/2026, 1.15% monthly profit share interest (a)(e)(f)		8/4/2025	150,000	150,000	0.1
Zoya, 12/05/2025, 1.15% monthly profit share interest (a)(e)(f)		6/5/2025	300,000	300,000	0.2
Total Investment in Asset Purchase and Sale Agreement			5,217,500	5,217,500	3.9

Total Investment in Profit Share Interest				6,717,500	5.0
INVESTMENTS IN PUBLIC SECURITIES — 2.4%
Open-End Funds
Holbrook Structured Income Fund – Class I	317,574		3,115,000	3,109,053	2.4
Total Investment in Open-End Funds			3,115,000	3,109,053	2.4

Closed-End Funds
Cliffwater Enhanced Lending Fund – Class I	1,650		17,089	18,335	0.0
Total Investment in Closed-End Funds			17,089	18,335	0.0

Total Investment in Public Securities				3,127,388	2.4

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund Schedule of Investments September 30, 2025 (Unaudited) (Continued)
	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN MONEY MARKET INSTRUMENTS — 10.2%
First American Treasury Obligations Fund – Class X, 4.02% (g)	13,322,064		$13,322,064	$13,322,064	10.2%
Total Investment in Money Market Instruments			13,322,064	13,322,064	10.2

Total Investments — 99.7% (cost $128,325,621)				130,504,434	99.7
Other Funds in Excess of Liabilities - 0.3%				55,732	0.3
TOTAL NET ASSETS — 100.0%				$130,560,166	100.0%

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate

(a)    Value was determined using significant unobservable inputs. See Note 8 for details.

(b)    Private investment company does not issue shares or units.

(c)    Investment valued using net asset value per share (or its equivalent) as a practical expedient. See Note 8 for respective investment strategies, unfunded commitments, and redemptive restrictions.

(d)    Variable rate security. Rate shown is the rate in effect as of period end.

(e)    The investment was made through a participation which is a form of indirect loans made by third parties.

(f)     The security receives profit sharing. The Fund may acquire income-generating equity membership interests into business entities that generate income from investment in into interest bearing notes or loans or from investment into other business or consumer lending portfolios.

(g)    The rate shown represents the 7-day annualized effective yield as of September 30, 2025.

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund Statement of Assets and Liabilities September 30, 2025 (Unaudited)
Assets
Investments, at value	$130,504,434
Receivable for distributions from private investment vehicles	833,413
Dividends and interest receivable	1,466,541
Prepaid expenses and other assets	42,892
Total assets	132,847,280

Liabilities
Distributions payable	1,881,736
Payable to Adviser	195,390
Payable for fund administration and accounting fees	74,020
Payable for transfer agent fees	71,351
Payable for legal fees	25,113
Payable for expenses and other liabilities	39,504
Total liabilities	2,287,114
Net Assets	$130,560,166

Net Assets Consists of:
Paid-in capital	$129,374,284
Total distributable earnings (accumulated losses)	1,185,882
Net Assets	$130,560,166

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,858,651
Net Asset Value, redemption price and offering price per share	$10.15

Cost:
Investments	$128,325,621

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund Statement of Operations For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income
Dividend income	$108,199
Interest income	5,390,041
Total investment income	5,498,240

Expenses
Investment advisory fees	924,023
Fund administration and accounting fees	86,445
Legal fees	13,535
Transfer agent fees	62,687
Reports to shareholders	1,037
Professional fees	23,195
Trustees’ fees	10,600
Federal and state registration fees	18,664
Custodian fees	1,931
Other expenses	2,775
Total expenses	1,144,892
Less: Expense reimbursement (waiver) by Adviser	(30,465)
Net expenses	1,114,427
Net Investment Income (Loss)	4,383,813

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	4,238
Net change in unrealized appreciation/depreciation on investments	1,115,453
Net realized and unrealized gain (loss) on investments	1,119,691
Net increase (decrease) in net assets resulting from operations	$5,503,504

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund Statements of Changes in Net Assets
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
From Operations
Net investment income (loss)	$4,383,813	$6,056,573
Net realized gain (loss) on investments	4,238	1,904
Net change in unrealized appreciation (depreciation) on investments	1,115,453	993,719
Net increase (decrease) in net assets resulting from operations	5,503,504	7,052,196

From Distributions
Distributable earnings	(4,473,322)	(6,780,426)
Return of capital	(317,295)	(2,241,455)
Total distributions	(4,790,617)	(9,021,881)

Capital Transactions
Subscriptions	50,258,702	62,373,551
Redemptions	(12,036,342)	(2,800,126)
Reinvestments	1,394,318	2,759,706
Net increase in net assets resulting from capital share transactions	39,616,678	62,333,131

Total Increase in Net Assets	40,329,565	60,363,446

Net Assets
Beginning of period	90,230,601	29,867,155
End of period	$130,560,166	$90,230,601

Changes in Shares Outstanding
Beginning shares	8,963,137	2,911,772
Subscriptions	4,926,077	6,037,115
Redemptions	(1,168,186)	(268,824)
Reinvestments	137,623	273,074
Total increase in shares outstanding	3,895,514	6,041,365
Ending shares	12,858,651	8,953,137

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund Statement of Cash Flows
Six Months Ended September 30, 2025 (Unaudited)
Cash Provided by (Used in) Operating Activities
Net increase in net assets resulting from operations	$5,503,504
Adjustments to reconcile net increase in net assets resulting from operations to cash provided by (used in) operating activities:
Purchases of investment securities	(51,501,934)
Sales of investment securities	17,069,214
(Purchases) and sales of short-term investments, net	(5,644,778)
Net realized (gain)/loss on investments	(4,238)
Net change in unrealized (appreciation)/depreciation on investments	(1,115,453)
(Increase) Decrease in Assets:
Receivable for investments sold	257,165
Receivable for distributions from private investment vehicles	(367,330)
Dividends and interest receivable	(585,134)
Prepaid expenses and other assets	(6,472)
Increase (Decrease) in Liabilities:
Payable for investments purchased	(216,413)
Payable to Adviser, net of waiver (recoupment)	(9,402)
Payable to trustees	(448)
Payable for fund administration and accounting fees	1,934
Payable for transfer agent fees	25,916
Payable for legal fees	(32,732)
Payable for audit fees	(54,002)
Payable for expenses and other liabilities	(27,194)
Net cash provided by (used in) operating activities	(36,707,797)

Cash Provided by (Used in) Financing Activities
Proceeds from shares sold, net of receivable for fund shares sold	50,258,702
Payment on shares redeemed	(12,036,342)
Cash distributions paid to shareholders, net of reinvestments	(1,514,563)
Net cash provided by (used in) financing activities	36,707,797
Net increase (decrease) in cash	$—

Cash
Beginning Balance	—
Ending Balance	$—

Supplemental Information of Cash Flow and Non-Cash Information
Non-Cash financing activities – increase in distributions payable	657,397
Non-Cash financing activities – distributions reinvested	1,394,318

The accompanying notes are an integral part of these financial statements.

Niagara Income Opportunities Fund Financial Highlights
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025		Period Ended March 31, 2024(a)
Per Share Data:
Net Asset Value, Beginning of Period	$10.07	$10.22		$10.00

Investments Operations:
Net investment income(b)	0.40	0.91		0.13
Net realized and unrealized gain (loss) on investments	0.09	0.14		0.09
Total from investment operations	0.49	1.05		0.22

Less distributions paid:
Net investment income	(0.38)	(0.94)		—
Capital gains	—	(0.00	)(c)	—
Return of capital	(0.03)	(0.26)		—
Total distributions paid	(0.41)	(1.20)		—

Net Asset Value, End of Period	$10.15	$10.07		$10.22

Total return(d)	5.26%	10.74%		2.20%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$130,560	$90,231		$29,867
Ratio of expenses to average net assets(e)
Before expense reimbursement/recoupment(f)	2.05%	2.63%		7.25%
After expense reimbursement/recoupment(f)	1.99%	2.00%		2.05%
Ratio of net investment income to average net assets(e)
Before expense reimbursement/recoupment(f)(g)	7.77%	8.14%		(0.36)%
After expense reimbursement/recoupment(f)(g)	7.83%	8.77%		4.84%
Portfolio turnover rate(d)	18%	9%		28%

(a)   Commencement of operations of the Fund was December 29, 2023.

(b)   Net investment income per share was calculated using average shares outstanding during the period.

(c)   Total value is less than $(0.005).

(d)   Not annualized for periods less than one year.

(e)   The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees.

(f)    Annualized for periods less than one year.

(g)   As of September 30, 2025, the Fund’s underlying investment companies included a range of management fees from 0.0% to 2.25% (unaudited) and performance fees from 10% to 20% (unaudited).

The accompanying notes are an integral part of the financial statements.

Niagara Income Opportunities Fund Notes to Financial Statements September 30, 2025 (Unaudited)

1.     Organization

Niagara Income Opportunities Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on July 23, 2023, and commenced operations on December 29, 2023. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered, closed-end management investment company that operates as an interval fund. The Fund’s investment objective is current income. The Fund is non-diversified and pursues its investment objective through direct and indirect investment of the majority of its assets in income-generating investments of domestic issuers. These investments may be publicly-traded or privately-offered, and typically make interest, dividend, or other periodic payments, distributions, and/or accruals; in addition to offering potential capital appreciation to investors. The Fund defines income-generating investments to include notes, bonds, debentures, loans, loan participations, dividend-paying preferred and common shares and funds that invest in the preceding.

The Fund is managed by Liquid Strategies, LLC (the “Adviser”). The Adviser is an investment adviser registered with the Securities and Exchange Commission (“SEC”).

The Fund’s Board of Trustees (the “Board” or “Trustees”) is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser.

2.    Significant Accounting Policies

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies the specialized accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The functional and reporting currency of the Fund is the U.S. dollar. Following are the significant accounting policies adopted by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Fund Expenses

The Fund bears its own operating expenses subject to an expense limitation and reimbursement agreement discussed in Note 4. These operating expenses include, but are not limited to: all investment-related expenses, advisory fees, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board, and all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders.

C. Investment Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on a specific identification basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost or as a realized gain, respectively. Distributions from private funds occur at irregular intervals and the exact timing and character has not been communicated from the private funds. It is estimated that distributions will occur over the life of the private funds.

Investments in private investment vehicles paid in advance are comprised of cash paid on or prior to March 31, 2025, for which units were issued April 1, 2025 or later. Investments paid in advance do not participate in the earnings of the private investment vehicles until such units are issued.

Niagara Income Opportunities Fund Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)

D. Distributions to Shareholders

The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.

E. Investment Valuation

In computing the net asset value (“NAV”), portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available (collectively, “Fair Valued Securities”), securities are valued at fair value as determined by the Adviser, in its capacity as the Valuation Designee (the “Valuation Designee”). The Board has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved for each period end. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Rather, the fair value determinations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated NAVs of the Fair Valued Securities’ assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security as well as overall market information and the prices of a group of similar assets. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors.

As a general matter, the Fund’s investments in private debt will be fair valued at the cost of the security as of the date of purchase and generally held at cost subject to the following events: (i) a material change in interest rates/yields for similar securities; (ii) a major underlying collateral impairment since origination; (iii) interest and/or principal payment default; (iv) a fundamental change that has not been reflected in cost that puts recoverability in serious doubt; and (v) an expected partial/full sale of security to a third party at a different price than estimated fair value.

The Fund’s investments in pooled investment vehicles will be fair valued at the cost of the security as of the date of purchase and subsequently valued at the pooled investment vehicle’s net asset value, as determined by such pooled investment vehicle’s manager.

For purposes of determining the NAV of the Fund, readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Adviser determines in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”) are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Adviser deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board believes reflect most closely the value of such securities.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times

Niagara Income Opportunities Fund Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)

when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund’s portfolio.

F. Cash and Cash Equivalents

Cash and cash equivalents include liquid investments of sufficient credit quality with original maturities of three months or less from the date of purchase.

G. Income Taxes

The Fund intends to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund generally will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. The Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions when the positions are more likely than not to be sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual.

As of March 31, 2025, the Fund’s most recent fiscal year end, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2025, the Fund’s most recent fiscal period end, the Fund did not incur any interest or penalties.

The Fund utilizes a tax year-end of March 31 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

H. Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.    Investment Transactions

For the period ended September 30, 2025, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $51,501,934 and $17,091,677 (excluding short-term securities), respectively.

4.    Management Fees, Administration Fees and Custodian Fees

The Fund has entered into an investment advisory agreement with the Adviser. Under the investment advisory agreement, the Fund pays the Adviser a monthly fee, which is calculated and accrued monthly (the “Advisory Fee”), at the annual rate of 1.65% of the Fund’s average daily net assets. For the period ended September 30, 2025, the Fund incurred $924,023 in advisory fees under the agreement.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed contractually to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (including organizational and offering expenses, but excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that the management fees plus the Fund’s ordinary annual operating expenses exceed 1.99% per annum of the Fund’s average

Niagara Income Opportunities Fund Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)

daily net assets. In consideration of the Advisor’s agreement to limit the Fund’s expenses, any waiver and reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived or made any reimbursement payment, if the Fund is able to make the repayment (after the repayment amount is taken into consideration) without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board of Trustees. The expense limitation and reimbursement agreement may not be terminated by the Adviser, but it may be terminated by the Board upon written notice to the Adviser.

As of September 30, 2025, $49,882 of the $49,888 waived organization costs are subject to possible recoupment by the Adviser through December 8, 2026. Expenses, net of waived or reimbursed, for the fiscal period ended March 31, 2024 in the amount of $133,883 are subject to possible recoupment by the Adviser through March 31, 2027. Expenses, net of waived or reimbursed, for the period ending March 31, 2025 in the amount of $431,163 are subject to possible recoupment by the Adviser through March 31, 2028. Expenses, net of waived or reimbursed, for the period ending September 30, 2025 in the amount of $30,465 are subject to possible recoupment by the Adviser through September 30, 2028.

The Fund has engaged U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, to serve as the Fund’s administrator, fund accountant, and transfer agent.

The Fund has engaged U.S. Bank, N.A. to serve as the Fund’s custodian.

The Fund has engaged Foreside Fund Services, LLC to serve as the Fund’s distributor.

5.    Trustees and Officers

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Trustees who are not affiliated with the Fund or the Adviser are each paid an annual fee of $10,000 plus $2,000 per in-person meeting and $500 per electronic meeting. All Trustees are reimbursed by the Fund for any reasonable expenses incurred attending such meetings. One of the Trustees is an employee of the Adviser and receives no compensation from the Fund for serving as a Trustee.

The officers of the Fund are affiliated with the Adviser. All such affiliated officers receive no compensation from the Fund for serving in their respective roles.

6.    Repurchase Offers

The Fund operates as an “interval fund” pursuant to Rule 23c-3 under the 1940 Act. The Board has adopted a fundamental policy that the Fund will make quarterly repurchase offers pursuant to Rule 23c-3 under the 1940 Act, as such rule may be amended from time to time, for between 5% and 25% of the shares of beneficial interest (“Shares”) outstanding at net asset value (“NAV”), unless suspended or postponed in accordance with regulatory requirements. Each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined in the Fund’s Prospectus), or the next business day if the 14th day is not a business day. The Fund will not be required to repurchase Shares at a shareholder’s option nor will Shares be exchangeable for units, interests or shares of any investment of the Fund. In connection with each repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not intend to list its Shares in the foreseeable future. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to provide

Niagara Income Opportunities Fund Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)

liquidity to shareholders, investors should consider the Shares to be illiquid. The Fund’s fundamental policy requires the Fund to make repurchase offers every three months. Quarterly repurchases occur in the months of March, June, September, and December. During the period ended September 30, 2025, the Fund completed two repurchase offers:

Repurchase Offer Date	Repurchase Request Deadline	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Number of Shares the Fund Offered to Repurchase	Percentage of Shares Repurchased to Outstanding Shares	Number of Shares Repurchased
5/30/25	6/20/25	10.29	5.0%	557,008	7.0%	775,417
8/29/25	9/19/25	10.33	5.0%	651,286	3.0%	392,768

7.     Risk Factors

The Fund is a closed-end investment company that operates as an interval fund. It is designed for long-term investors and not as a trading vehicle. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

The Fund may be materially affected by market, economic and political conditions globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments, and may reduce the ability of the Fund to make attractive new investments.

In particular, economic and financial market conditions began to significantly deteriorate around 2007 and early 2020 as compared to prior periods. Global financial markets experienced considerable declines in the valuations of debt and equity securities, an acute contraction in the availability of credit and the failure of a number of leading financial institutions. As a result, certain government bodies and central banks worldwide, including the U.S. Treasury Department and the U.S. Federal Reserve, undertook unprecedented intervention programs, the effects of which remain uncertain. The U.S. economy has experienced and continues to experience relatively high levels of constrained lending. Although certain financial markets have shown some recent signs of the improvement, to the extent economic conditions experienced recently, they may adversely impact the investments of the Fund. Low interest rates related to monetary stimulus and economic stagnation may also negatively impact expected returns on investments in such an environment. Trends and historical events do not imply, forecast or predict future events and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances may vary significantly.

The Fund may be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution may cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts on a daily basis.

In addition, the Fund is subject to the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, climate change and climate-related events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. The lingering effects of COVID-19 and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts,

Niagara Income Opportunities Fund Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)

or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may negatively impact the performance of the Fund’s investments or decrease the liquidity of those investments. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

8.    Fair Value of Financial Instruments

The Fund has adopted the authoritative fair valuation accounting standards of ASC 820, Fair Value Measurements and Disclosures, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Valuations based primarily on inputs that are unobservable and significant.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Valuation Designee’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment. The following section describes the valuation techniques used by the Valuation Designee to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Investments whose values are based on quoted market prices in active markets are classified within Level 1. These investments generally include equity securities traded on a national securities exchange, registered investment companies, certain U.S. government securities and certain money market securities. The Valuation Designee does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. These investments generally include certain U.S. government and sovereign obligations, most government agency securities, and investment grade corporate bonds.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. These investments generally include private equity investments and less liquid corporate debt securities. When observable prices are not available for these investments, the Valuation Designee uses one or more valuation techniques (e.g., the market approach or income approach) for which sufficient data is available. The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Valuation Designee may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Valuation Designee’s assessment of the most representative point within the range.

Niagara Income Opportunities Fund Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The investments in credit facilities will generally be held at cost subject to certain revisions, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost. The Fund has determined to value its investments in credit facilities generally at cost although some are above or below cost as of September 30, 2025. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

The Fund values private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities.

Fair Value Measurements at Reporting Date Using:

	Quoted Prices In Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Practical Expedient	Total
Assets:
Private Investment Vehicles	$—	$—	$—	$50,714,155	$50,714,155
Loans	—	—	49,773,327	—	49,773,327
Loan Participation	—	—	6,850,000	—	6,850,000
Profit Share Interest	—	—	6,717,500	—	6,717,500
Public Securities	3,127,388	—	—	—	3,127,388
Money Market Instruments	13,322,064	—	—	—	13,322,064
Total Assets:	$16,449,452	$—	$63,340,827	$50,714,155	$130,504,434

Refer to the Schedule of Investments for classifications.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended September 30, 2025:

	Loans	Loan Participation	Profit Share Interest
March 31, 2025	$41,850,000	$3,750,000	$6,285,000
Realized gains (losses)	—	—	—
Change in unrealized appreciation (depreciation)	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Purchases	20,278,413	4,550,000	4,661,731
Sales	(12,355,086)	(1,450,000)	(4,229,231)
September 30, 2025	$49,773,327	$6,850,000	$6,717,500
Net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at September 30, 2025	$—	$—	$—

Niagara Income Opportunities Fund Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2025:

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Input Value	Impact on Valuation from an increase in Input
Loans	$49,773,327	Market Approach	Transaction Price	100	Increase
Loan Participation	6,850,000	Market Approach	Transaction Price	100	Increase
Profit Share Interest	6,717,500	Market Approach	Transaction Price	100	Increase

Credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of September 30, 2025, the Fund had unfunded loan commitments to credit facilities of $0.

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2025:

Investment Name	Investment Strategy	Fair Value	Total Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lockup Period	Gate
Aero Capital Solutions Fund IV LP	Specialty Finance	$777,508	$252,871	N/A	N/A	7 Years	N/A
BasePoint Income Solutions Evergreen Fund LP	Specialty Finance	1,750,000	—	Quarterly	90 days	2 Years	25% Investor Level
Bay Point Capital Partners II, LP	Specialty Finance	289,976	—	Quarterly	30 days	1 Year	25% Investor Level
EAJF Leveraged Feeder LP	Specialty Finance	7,343,610	—	Quarterly	60 days	3 Years	12.5% Fund Level
HFSA, LLC	Consumer Lending	12,565,501	—	Monthly; except for September, October, November, and December	90 days	N/A	5%
Monroe Capital Income Plus Corp	Private Credit	1,334,037	—	Quarterly	180 days	1 Year	5% Fund Level
Nuveen Churchill Private Capital Income Fund – Class I	Private Credit	2,263,324	—	Quarterly	180 days	1 Year	5%
Oak Institutional Credit Solutions, LLC	Real Estate Debt	4,725,143	—	Quarterly	90 days	1 Year	Manager Discretion
Revere Specialty Finance Fund LP	Specialty Finance	3,651,957	—	Quarterly	60 days	2 Years	N/A
Revere Tactical Opportunities Fund IV	Real Estate Debt	2,081,686	—	Quarterly	60 days	2 Years	N/A
Tailor Ridge Real Estate Lending Fund LP	Real Estate Debt	3,029,796	—	Quarterly	90 days	1 Year	25% Investor Level
Virage Opportunities Fund	Litigation Finance	404,986	64,500	N/A	N/A	N/A	N/A
	Total	$50,714,155	$317,371

Niagara Income Opportunities Fund Notes to Financial Statements September 30, 2025 (Unaudited) (Continued)

9.    Federal Income Tax

The tax characterization of distributions paid for the periods ended March 31, 2025 and 2024, were as follows:

Distributions Paid from:	For the Year Ended March 31, 2025	For the Period Ended March 31, 2024(a)
Ordinary Income(b)	$6,780,426	$—
Long-Term Capital Gains	—	—
Return of Capital	2,241,455	—

(a)    Fund commenced operations on December 29, 2023

(b)   Ordinary income may include short-term capital gains

At March 31, 2025, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Tax Cost of Investments	$90,055,551
Unrealized Appreciation	476,692
Unrealized Depreciation	—
Net Unrealized Appreciation/(Depreciation)	476,692
Undistributed Ordinary Income	—
Undistributed Capital Gains	—
Other Accumulated Gain/(Loss)	(3,697)
Total Distributable Earnings/(Accumulated Losses)	$472,995

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to partnerships and closed-end ROC adjustments.

As of March 31, 2025, the Fund did not have an available capital loss carryforward.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred, and treated as occurring on the first business day of the Fund’s following taxable year. For the tax year ended March 31, 2025, the Fund deferred $3,697 of post October losses. The Fund did not defer any late year losses.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial reporting and tax reporting. These reclassifications have no effect on net assets or NAV per share. There were no such reclassifications for the year ended March 31, 2025.

10.  Subsequent Events

On November 28, 2025, the Fund announced a quarterly offer to repurchase outstanding shares of beneficial interest up to 5% of its issues and outstanding shares at a price equal to the net asset value as of the close of business on the repurchase pricing date. The repurchase offer date is November 28, 2025 and the repurchase request deadline is December 19, 2025.

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issues. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

Niagara Income Opportunities Fund Additional Information September 30, 2025 (Unaudited)

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the SEC’s Web site at www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30th are available to shareholders without charge, upon request by calling the Advisor toll free at (800) 632-4027 or on the SEC’s web site at www.sec.gov.

Board of Trustees

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Advisor toll free at (800) 632-4027 or by visiting the SEC’s web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Niagara Income Opportunities Fund

Fund Service Providers

Investment Advisor

Liquid Strategies, LLC
3550 Lenox Road NE, Suite 2550,
Atlanta, GA 30326

Custodian

U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302,
Milwaukee, WI 53212

Transfer Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53212

Administrator and Accounting Agent

U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor,
Milwaukee, WI 53212

Legal Counsel

Thompson Hine LLP
41 South High Street, Suite 1700,
Columbus, OH 43215

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Niagara Income Opportunities Fund

By (Signature and Title)*	/s/ Adam C. Stewart
Adam C. Stewart, Principal Executive Officer
Date 12/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam C. Stewart
Adam C. Stewart, Principal Executive Officer

Date 12/3/2025

By (Signature and Title)*	/s/ Kathryn Bruckert
Kathryn Bruckert, Principal Financial Officer

Date 12/3/2025

* Print the name and title of each signing officer under his or her signature.